Property and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property and equipment
8. Property and equipment

	Note	Terminals	Computer equipment	Office equipment, furniture and fixtures	Leasehold improvements	Right-of-use assets – Buildings	Total
		$	$	$	$	$
Cost
Balance as at December 31, 2019		2,378	5,578	1,163	3,584	8,676	21,379
Acquisitions		541	2,725	47	82	3,176	6,571
Disposal		—	(3,401)	(72)	(74)	—	(3,547)
Acquisition through business combinations	4	—	164	43	69	95	371
Effect of movements in exchange rates		30	(270)	—	4	47	(189)
Balance as at December 31, 2020		2,949	4,796	1,181	3,665	11,994	24,585
Acquisitions		649	4,452	374	253	1,747	7,475
Acquisition through business combinations	4	41	446	111	19	—	617
Effect of movements in exchange rates		(7)	70	76	(36)	65	168
Balance as at December 31, 2021		3,632	9,764	1,742	3,901	13,806	32,845

Accumulated depreciation
Balance as at December 31, 2019		1,109	2,401	196	662	1,739	6,107
Depreciation		556	1,959	159	286	2,161	5,121
Disposal		—	(3,108)	(28)	(28)	—	(3,164)
Effect of movement in exchange rates		(1)	—	—	—	(15)	(16)
Balance as at December 31, 2020		1,664	1,252	327	920	3,885	8,048
Depreciation		556	2,373	223	341	2,318	5,811
Effect of movement in exchange rates		—	100	18	(8)	20	130
Balance as at December 31, 2021		2,220	3,725	568	1,253	6,223	13,989

Carrying amounts
At December 31, 2020		1,285	3,544	854	2,745	8,109	16,537
At December 31, 2021		1,412	6,039	1,174	2,648	7,583	18,856